Concentrations	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Risks and Uncertainties [Abstract]
Concentrations

(17) Concentrations

The Company’s operations are based primarily throughout the United States. Our sales outside of the United States for the quarters ended September 26, 2021 and September 27, 2020 were less than 1% of total revenue and net assets outside of the United States as of September 26, 2021 and September 27, 2020 were $279 and $3,551, respectively. The Company does not have any concentration of sales with any single customer.

(17) Concentrations

The Company’s operations are based primarily throughout the United States. Our sales outside of the United States for fiscal years 2021 and 2020 were less than 2% of total revenue and net assets outside of the United States as of June 27, 2021 and June 28, 2020 were $24 and $3,551, respectively. The Company does not have any concentration of sales with any single customer.